Schedule of Effect of Reinsurance on Interest Credited to Contractholder Funds (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effects of Reinsurance [Line Items]
Direct interest credited to contractholder funds	$ 96,002	$ 102,164	$ 107,522
Ceded interest credited to contractholder funds	(4,533)	(4,805)	(4,770)
Interest credited to contractholder funds, net of reinsurance	91,482	97,377	102,761
Non-affiliate
Effects of Reinsurance [Line Items]
Assumed interest credited to contractholder funds	13	18	9
Ceded interest credited to contractholder funds	$ (4,533)	$ (4,805)	$ (4,770)